Accumulated other comprehensive income (loss), net of tax (Changes in Each Component of AOCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		¥ 10,549,924	¥ 10,431,187
Less: reclassification adjustments for losses (gains) included in net income		20,217
Change during year		405,882	(51,591)	¥ 336,163
Balance at end of fiscal year		11,478,053	10,549,924	10,431,187
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	[1]	931,779	984,578	649,395
Change during year	[1]	406,133	(52,799)	335,184
Balance at end of fiscal year	[1]	1,337,912	931,779	984,578
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		(36,056)	2,061	(31,084)
Unrealized gains (losses) during year		(101,373)	(48,349)	20,972
Less: reclassification adjustments for losses (gains) included in net income		54,563	10,231	12,173
Change during year		(46,810)	(38,118)	33,145
Balance at end of fiscal year		(82,866)	(36,056)	2,061
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		517,081	467,864	227,660
Foreign currency translation adjustments during year		312,124	52,255	258,887
Less: reclassification adjustments for losses (gains) included in net income		(6,566)	(3,038)	(18,682)
Change during year		305,558	49,217	240,204
Balance at end of fiscal year		822,639	517,081	467,864
Defined benefit plan adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		422,515	499,663	423,677
Unrealized gains (losses) during year		181,244	(42,062)	97,847
Less: reclassification adjustments for losses (gains) included in net income		(27,714)	(35,086)	(21,861)
Change during year		153,530	(77,148)	75,986
Balance at end of fiscal year		576,045	422,515	499,663
Accumulated Own Credit Risk Adjustment Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		28,239	14,990	29,142
Unrealized gains (losses) during year		(6,076)	12,850	(15,403)
Less: reclassification adjustments for losses (gains) included in net income		(69)	399	1,251
Change during year		(6,145)	13,249	(14,152)
Balance at end of fiscal year		¥ 22,095	¥ 28,239	¥ 14,990

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”